Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,387	$ 3,203
Taxes payable	37	514
Contract liabilities	32	175
Accrued expenses- related party	142	142
Other Accrued expenses	2,177	2,087
Total other current liabilities	$ 5,775	$ 6,121